UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809
                                   811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc.
              Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

BlackRock Value Opportunities Fund, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)

                                                  Beneficial
                                                    Interest   Mutual Funds                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $ 278,558,379   Master Value Opportunities LLC                        $2,095,180,053
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $2,206,026,609) - 100.1%     2,095,180,053

                                                               Liabilities in Excess of Other Assets - (0.1%)            (2,467,097)
                                                                                                                     --------------
                                                               Net Assets - 100.0%                                   $2,092,712,956
                                                                                                                     ==============

Master Value Opportunities LLC
Schedule of Investments as of December 31, 2007 (Unaudited)

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                           436,800   Curtiss-Wright Corp. (d)                              $   21,927,360
                                                     523,800   Spirit Aerosystems Holdings, Inc. Class A (e)             18,071,100
                                                                                                                     --------------
                                                                                                                         39,998,460
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                                      174,200   Republic Airways Holdings, Inc. (e)                        3,412,578
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%                             1,465,400   ArvinMeritor, Inc. (d)                                    17,189,142
                                                      77,700   Drew Industries, Inc. (e)                                  2,128,980
                                                                                                                     --------------
                                                                                                                         19,318,122
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.1%                                 913,685   Angiotech Pharmaceuticals, Inc. (e)                        3,179,624
                                                     895,700   Enzon Pharmaceuticals, Inc. (d)(e)                         8,536,021
                                                   1,226,800   Human Genome Sciences, Inc. (d)(e)                        12,807,792
                                                     277,500   ImClone Systems, Inc. (d)(e)                              11,932,500
                                                     143,900   Martek Biosciences Corp. (e)                               4,256,562
                                                   1,310,033   Maxygen, Inc. (e)                                         10,519,565
                                                   1,985,187   Neurogen Corp. (e)                                         6,848,895
                                                     905,800   PDL BioPharma, Inc. (d)(e)                                15,869,616
                                                     121,100   Regeneron Pharmaceuticals, Inc. (e)                        2,924,565
                                                     238,200   Savient Pharmaceuticals, Inc. (d)(e)                       5,471,454
                                                     791,440   Vical, Inc. (e)                                            3,363,620
                                                                                                                     --------------
                                                                                                                         85,710,214
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                              46,900   Ameron International Corp.                                 4,321,835
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.4%                               974,400   Knight Capital Group, Inc. Class A (e)                    14,031,360
                                                     159,200   optionsXpress Holdings, Inc. (d)                           5,384,144
                                                     666,900   Thomas Weisel Partners Group, Inc. (d)(e)                  9,156,537
                                                                                                                     --------------
                                                                                                                         28,572,041
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                                     715,600   Spartech Corp. (d)                                        10,089,960
                                                     392,100   Valspar Corp.                                              8,837,934
                                                                                                                     --------------
                                                                                                                         18,927,894
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.1%                              667,800   Cullen/Frost Bankers, Inc.                                33,830,748
                                                     163,200   First Merchants Corp. (d)                                  3,564,288
                                                   1,391,100   First Midwest Bancorp, Inc. (d)                           42,567,660
                                                     291,350   MetroCorp Bancshares, Inc.                                 3,787,550
                                                   1,202,545   Old National Bancorp (d)                                  17,990,073
                                                     400,850   Sterling Financial Corp. (d)                               6,730,271
                                                     200,400   Texas Capital Bancshares, Inc. (e)                         3,657,300
                                                     487,800   Webster Financial Corp. (d)                               15,594,966
                                                                                                                     --------------
                                                                                                                        127,722,856
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                                419,375   Administaff, Inc. (d)                                     11,859,925
Supplies - 2.2%                                      190,225   Casella Waste Systems, Inc. (d)(e)                         2,480,534
                                                     183,600   Heidrick & Struggles International, Inc.                   6,813,396
                                                     141,300   Kenexa Corp. (d)(e)                                        2,744,046
                                                      82,000   Layne Christensen Co. (e)                                  4,035,220
                                                     423,787   RSC Holdings, Inc. (d)(e)                                  5,318,527
                                                     585,900   Tetra Tech, Inc. (d)(e)                                   12,596,850
                                                                                                                     --------------
                                                                                                                         45,848,498
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.8%                      267,900   Black Box Corp. (d)                                        9,689,943
                                                   4,510,683   Extreme Networks, Inc. (e)                                15,967,818
                                                     215,400   Harmonic, Inc. (e)                                         2,257,392
                                                   3,871,800   Tellabs, Inc. (d)(e)                                      25,321,572
                                                   3,495,400   Westell Technologies, Inc. Class A (a)(e)                  5,033,376
                                                                                                                     --------------
                                                                                                                         58,270,101
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments as of December 31, 2007 (Unaudited)

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.5%                     1,030,503   Rackable Systems, Inc. (d)(e)                         $   10,305,030
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.4%                      2,721,300   Smurfit-Stone Container Corp. (d)(e)                      28,736,928
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.4%               1,792,500   Universal Technical Institute, Inc. (a)(d)(e)             30,472,500
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%                          132,900   American Superconductor Corp. (d)(e)                       3,633,486
                                                     229,900   Hubbell, Inc. Class B (d)                                 11,862,840
                                                                                                                     --------------
                                                                                                                         15,496,326
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                             1,890,300   Ingram Micro, Inc. Class A (e)                            34,101,012
Instruments - 2.7%                                   587,100   Tech Data Corp. (d)(e)                                    22,145,412
                                                                                                                     --------------
                                                                                                                         56,246,424
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 5.0%                   523,700   CARBO Ceramics, Inc. (d)                                  19,481,640
                                                     581,900   Dresser-Rand Group, Inc. (e)                              22,723,195
                                                      94,300   Hornbeck Offshore Services, Inc. (d)(e)                    4,238,785
                                                   1,356,700   Key Energy Services, Inc. (e)                             19,522,913
                                                     552,400   Rowan Cos., Inc. (d)                                      21,797,704
                                                     301,600   W-H Energy Services, Inc. (e)                             16,952,936
                                                                                                                     --------------
                                                                                                                        104,717,173
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%                       95,600   The Andersons, Inc. (d)                                    4,282,880
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                              267,400   Accuray, Inc. (e)                                          4,069,828
Supplies - 3.7%                                      351,100   Cyberonics, Inc. (e)                                       4,620,476
                                                   1,274,800   DexCom, Inc. (d)(e)                                       11,256,484
                                                     618,800   Edwards Lifesciences Corp. (d)(e)                         28,458,612
                                                     312,628   Micrus Endovascular Corp. (e)                              6,152,519
                                                     180,600   Northstar Neuroscience, Inc. (d)(e)                        1,679,580
                                                   2,280,030   OraSure Technologies, Inc. (a)(e)                         20,269,467
                                                                                                                     --------------
                                                                                                                         76,506,966
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                              536,600   Centene Corp. (e)                                         14,724,304
Services - 1.3%                                      406,000   LifePoint Hospitals, Inc. (d)(e)                          12,074,440
                                                                                                                     --------------
                                                                                                                         26,798,744
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 1.2%                      1,114,906   HLTH Corp. (e)                                            14,939,740
                                                   1,578,413   Merge Technologies, Inc. (d)(e)                            1,878,311
                                                     158,600   Omnicell, Inc. (e)                                         4,271,098
                                                     174,300   Phase Forward, Inc. (e)                                    3,791,025
                                                                                                                     --------------
                                                                                                                         24,880,174
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                                 52,800   Ambassadors Group, Inc.                                      966,768
Leisure - 1.4%                                       164,500   Ambassadors International, Inc. (d)                        2,398,410
                                                   1,769,500   O'Charleys, Inc. (a)                                      26,507,110
                                                                                                                     --------------
                                                                                                                         29,872,288
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.2%                            309,800   Champion Enterprises, Inc. (d)(e)                          2,918,316
                                                   1,720,100   Furniture Brands International, Inc. (d)                  17,304,206
                                                     313,400   Lennar Corp. Class A (d)                                   5,606,726
                                                                                                                     --------------
                                                                                                                         25,829,248
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                                 2,099,200   BearingPoint, Inc. (d)(e)                                  5,940,736
                                                   1,389,600   Convergys Corp. (e)                                       22,872,816
                                                                                                                     --------------
                                                                                                                         28,813,552
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.0%                                   2,571,800   Conseco, Inc. (d)(e)                                      32,301,808
                                                   1,621,400   HCC Insurance Holdings, Inc.                              46,501,752
                                                     567,600   IPC Holdings, Ltd. (d)                                    16,386,612
                                                     525,171   Presidential Life Corp.                                    9,195,744
                                                                                                                     --------------
                                                                                                                        104,385,916
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments as of December 31, 2007 (Unaudited)

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                                   88,600   Bankrate, Inc. (d)(e)                                 $    4,260,774
Services - 4.2%                                    5,863,100   CNET Networks, Inc. (d)(e)                                53,588,734
                                                     838,600   EarthLink, Inc. (e)                                        5,928,902
                                                     270,800   LoopNet, Inc. (d)(e)                                       3,804,740
                                                   3,370,500   RealNetworks, Inc. (e)                                    20,526,345
                                                                                                                     --------------
                                                                                                                         88,109,495
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                  514,700   Nautilus, Inc. (d)                                         2,496,295
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.9%                809,500   Affymetrix, Inc. (d)(e)                                   18,731,830
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.7%                                     117,600   EnPro Industries, Inc. (e)                                 3,604,440
                                                     664,000   Mueller Industries, Inc. (d)                              19,249,360
                                                     115,100   RBC Bearings, Inc. (e)                                     5,002,246
                                                      58,800   Robbins & Myers, Inc.                                      4,447,044
                                                     964,300   Timken Co.                                                31,677,255
                                                   1,694,700   Wabash National Corp. (a)                                 13,032,243
                                                                                                                     --------------
                                                                                                                         77,012,588
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                                       2,360,200   Harte-Hanks, Inc. (d)                                     40,831,460
                                                   1,467,200   Playboy Enterprises, Inc. Class B (a)(d)(e)               13,380,864
                                                     145,800   Valassis Communications, Inc. (a)(e)                       1,704,402
                                                                                                                     --------------
                                                                                                                         55,916,726
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                               234,600   Reliance Steel & Aluminum Co. (d)                         12,715,320
                                                     134,800   Royal Gold, Inc. (d)                                       4,114,096
                                                                                                                     --------------
                                                                                                                         16,829,416
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.9%                             1,675,200   OGE Energy Corp.                                          60,793,008
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.4%                   572,500   Cabot Oil & Gas Corp. Class A                             23,111,825
                                                   1,058,700   Denbury Resources, Inc. (d)(e)                            31,496,325
                                                     382,091   Plains Exploration & Production Co. (e)                   20,632,914
                                                     488,000   Swift Energy Co. (e)                                      21,486,640
                                                     806,700   Venoco, Inc. (e)                                          16,077,531
                                                                                                                     --------------
                                                                                                                        112,805,235
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                         1,900   Neenah Paper, Inc.                                            55,385
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 2.5%                           2,121,800   Alberto-Culver Co.                                        52,068,972
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.0%                               132,700   Auxilium Pharmaceuticals, Inc. (e)                         3,979,673
                                                   1,987,300   King Pharmaceuticals, Inc. (e)                            20,349,952
                                                   2,151,600   Medicis Pharmaceutical Corp. Class A (d)                  55,877,052
                                                     165,600   Sciele Pharma, Inc. (e)                                    3,386,520
                                                                                                                     --------------
                                                                                                                         83,593,197
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                        140,500   Alexandria Real Estate Equities, Inc. (d)                 14,284,635
(REITs) - 5.3%                                       432,200   Brandywine Realty Trust                                    7,749,346
                                                     404,500   Capstead Mortgage Corp.                                    5,335,355
                                                     153,400   Cousins Properties, Inc. (d)                               3,390,140
                                                     562,600   Dupont Fabros Technology, Inc.                            11,026,960
                                                   2,346,000   FelCor Lodging Trust, Inc. (d)                            36,574,140
                                                   1,393,400   Friedman Billings Ramsey Group, Inc. Class A (d)           4,375,276
                                                     255,000   Lexington Corporate Properties Trust (d)                   3,707,700
                                                     678,400   MFA Mortgage Investments, Inc. (d)                         6,275,200
                                                     451,500   Omega Healthcare Investors, Inc.                           7,246,575
                                                     605,000   UDR, Inc.                                                 12,009,250
                                                                                                                     --------------
                                                                                                                        111,974,577
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%                                   777,248   Marten Transport Ltd. (e)                                 10,842,610
                                                     290,000   Old Dominion Freight Line, Inc. (d)(e)                     6,701,900
                                                     589,821   Vitran Corp., Inc. (e)                                     8,393,153
                                                                                                                     --------------
                                                                                                                         25,937,663
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments as of December 31, 2007 (Unaudited)

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                   1,082,497   Actel Corp. (e)                                       $   14,786,909
Semiconductor Equipment - 3.2%                       958,600   DSP Group, Inc. (d)(e)                                    11,694,920
                                                     743,900   Genesis Microchip, Inc. (e)                                6,375,223
                                                   1,612,300   Mattson Technology, Inc. (d)(e)                           13,801,288
                                                     100,800   Standard Microsystems Corp. (e)                            3,938,256
                                                     731,400   Zoran Corp. (e)                                           16,463,814
                                                                                                                     --------------
                                                                                                                         67,060,410
-----------------------------------------------------------------------------------------------------------------------------------
Software - 7.5%                                    1,117,511   Bottomline Technologies, Inc. (a)(e)                      15,645,154
                                                     318,900   Moldflow Corp. (e)                                         5,137,479
                                                   1,972,054   Parametric Technology Corp. (e)                           35,201,164
                                                     833,900   THQ, Inc. (d)(e)                                          23,507,641
                                                   5,776,800   TIBCO Software, Inc. (e)                                  46,618,776
                                                     571,100   Unica Corp. (e)                                            5,282,675
                                                   2,933,800   Wind River Systems, Inc. (e)                              26,198,834
                                                                                                                     --------------
                                                                                                                        157,591,723
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.8%                              300,800   AnnTaylor Stores Corp. (e)                                 7,688,448
                                                     202,600   The Children's Place Retail Stores, Inc. (e)               5,253,418
                                                   2,552,000   Foot Locker, Inc. (d)                                     34,860,320
                                                     989,600   The Talbots, Inc. (d)                                     11,697,072
                                                                                                                     --------------
                                                                                                                         59,499,258
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                                1,231,100   Jones Apparel Group, Inc. (d)                             19,685,289
Luxury Goods - 1.1%                                  130,700   Volcom, Inc. (e)                                           2,879,321
                                                                                                                     --------------
                                                                                                                         22,564,610
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%                    423,900   Dime Community Bancshares, Inc. (d)                        5,413,203
                                                      96,100   MGIC Investment Corp. (d)                                  2,155,523
                                                                                                                     --------------
                                                                                                                          7,568,726
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                                  466,600   Applied Industrial Technologies, Inc. (d)                 13,540,732
Distributors - 1.7%                                  287,000   H&E Equipment Services, Inc. (e)                           5,418,560
                                                     488,600   United Rentals, Inc. (e)                                   8,970,696
                                                     222,500   WESCO International, Inc. (d)(e)                           8,819,900
                                                                                                                     --------------
                                                                                                                         36,749,888
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks
                                                               (Cost - $2,170,153,304) - 98.2%                        2,056,805,750
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                      83,600   iShares Russell 2000 Growth Index Fund                     6,972,240
                                                     289,700   iShares Russell 2000 Index Fund (d)                       22,063,552
                                                     207,500   PowerShares Zacks Micro Cap Portfolio                      3,189,275
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Exchange-Traded Funds
                                                               (Cost - $29,724,069) - 1.5%                               32,225,067
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Beneficial
                                                    Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                               $ 507,556,854   BlackRock Liquidity Series, LLC
                                                               Money Market Series, 4.78% (b)(c)(f)                     507,556,854
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost - $507,556,854) - 24.2%                            507,556,854
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $2,707,434,227*) - 123.9%    2,596,587,671

                                                               Liabilities in Excess of Other Assets - (23.9%)         (501,407,617)
                                                                                                                     --------------
                                                               Net Assets - 100.0%                                   $2,095,180,054
                                                                                                                     ==============

Master Value Opportunities LLC
Schedule of Investments as of December 31, 2007 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                             $2,730,787,306
                                                                 ==============
      Gross unrealized appreciation                              $  159,522,569
      Gross unrealized depreciation                                (293,722,204)
                                                                 --------------
      Net unrealized depreciation                                $ (134,199,635)
                                                                 ==============

(a) Investments in companies (whereby the Master LLC held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
                                                  Purchase          Sales        Realized Gain     Dividend
      Affiliate                                     Cost            Cost            (Loss)          Income
      -----------------------------------------------------------------------------------------------------
      Agile Software Corp.*                           --        $ 23,905,194     $  5,580,190          +
      Bottomline Technologies, Inc.*            $  2,083,633    $  7,378,722     $  2,110,688          +
      EDO Corp.*                                      --        $ 60,081,362     $ 40,632,906     $ 113,016
      Intervoice, Inc.*                         $  1,183,402    $ 24,274,137     $  2,130,988          +
      O'Charleys, Inc.                          $ 24,979,092    $  1,103,593     $   (357,829)    $ 290,064
      OraSure Technologies, Inc.*               $  2,182,258    $ 19,660,642     $ (1,424,491)         +
      Playboy Enterprises, Inc.,
         Class B                                $  4,613,801          --               --              +
      Universal Technical
         Institute, Inc.                        $ 17,496,222    $  4,870,867     $    (48,476)         +
      Valassis Communications, Inc.*            $     47,586    $ 64,666,214     $(26,695,502)         +
      Wabash National Corp.                     $  5,592,907    $    809,918     $   (398,763)    $ 225,783
      webMethods, Inc.*                               --        $ 23,663,030     $  5,181,022          +
      Westell Technologies, Inc.
         Class A                                $     67,547    $    520,424     $   (254,024)         +
      -----------------------------------------------------------------------------------------------------

*     No longer an affiliated company as of December 31, 2007.
+     Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                   Net          Interest
      Affiliate                                                 Activity         Income
      -----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $ (26,153,679)    $  618,766
      BlackRock Liquidity Series, LLC Money Market Series    $(201,025,696)    $1,643,786
      -----------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e)   Non-income producing security.
(f)   Represents the current yield as of December 31, 2007.
o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 21, 2008